Consolidated Balance Sheets (Parenthetical) $ in Millions	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 € / shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 € / shares
Statement of Financial Position [Abstract]
Allowance for doubtful trade debts, net | $	$ 0.9		$ 1.1
Common stock, par value | € / shares		€ 0.59		€ 0.59
Common stock, shares authorized	2,000,000,000		2,000,000,000
Common stock, shares issued	440,843,275		445,579,351
Common stock, shares outstanding	440,843,275		445,579,351